SCHEDULE OF WARRANTS TRANSACTIONS (Details) (Parenthetical) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement	3,468,593		1,883,343	820,010
Proceeds from exercise of warrants | $	$ 99	$ 1,277
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of share options outstanding in share-based payment arrangement	65,000
Number of warrants outstanding	65,000
Proceeds from exercise of warrants | $	$ 99